Fair value measurement - Fair values (Details) - INR (₨) ₨ in Thousands	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018
Financial liabilities carried at fair value
Fair value measurement
Financial liabilities	₨ 1,573,802		₨ 2,819,331
Financial liabilities, at fair value	1,573,802		2,819,331
Financial liabilities carried at fair value | Warrants
Fair value measurement
Financial liabilities	383,793		1,914,604
Financial liabilities, at fair value	383,793		1,914,604
Financial liabilities carried at fair value | Liability for acquisition of business
Fair value measurement
Financial liabilities	1,190,009		904,727
Financial liabilities, at fair value	1,190,009		904,727
Financial liabilities carried at amortized cost
Fair value measurement
Financial liabilities	6,989,660		6,446,129
Financial liabilities, at fair value	6,989,660		6,446,129
Financial liabilities carried at amortized cost | Trade and other payables
Fair value measurement
Financial liabilities	5,268,046		5,049,630
Financial liabilities, at fair value	5,268,046		5,049,630
Financial liabilities carried at amortized cost | Borrowings
Fair value measurement
Financial liabilities	1,179,560		859,476
Financial liabilities, at fair value	1,179,560		859,476
Financial liabilities carried at amortized cost | Other liabilities
Fair value measurement
Financial liabilities	542,054		537,023
Financial liabilities, at fair value	542,054		537,023
Financial assets carried at amortized cost
Fair value measurement
Financial assets	8,377,732	₨ 7,604,043	7,604,043
Financial assets, at fair value	8,377,732	7,604,043	7,604,043
Financial assets carried at amortized cost | Trade and other receivables
Fair value measurement
Financial assets	4,921,270	3,976,751	3,976,751
Financial assets, at fair value	4,921,270	3,976,751	3,976,751
Financial assets carried at amortized cost | Cash and cash equivalents
Fair value measurement
Financial assets	2,161,014	2,465,073	2,465,073
Financial assets, at fair value	2,161,014	2,465,073	2,465,073
Financial assets carried at amortized cost | Term deposits
Fair value measurement
Financial assets	1,029,533	1,012,144	1,012,144
Financial assets, at fair value	1,029,533	1,012,144	1,012,144
Financial assets carried at amortized cost | Other financial assets
Fair value measurement
Financial assets	265,915	150,075	150,075
Financial assets, at fair value	265,915	₨ 150,075	150,075
Fair value
Fair value measurement
Financial liabilities, at fair value	2,753,362		3,678,807
Fair value | Financial liabilities carried at fair value | Liability for acquisition of business
Fair value measurement
Financial liabilities, at fair value			904,727
Level 1
Fair value measurement
Financial liabilities, at fair value	383,699		1,914,520
Level 2
Fair value measurement
Financial liabilities, at fair value	1,179,560		859,476
Level 3
Fair value measurement
Financial liabilities, at fair value	₨ 1,190,103		904,811
Level 3 | Financial liabilities carried at fair value | Liability for acquisition of business
Fair value measurement
Financial liabilities, at fair value			₨ 904,727